Intangible assets (Details 4) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 592,267	R$ 492,739
Leases Related To Concession Agreements And Program Contract [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	582,617	588,600
Leases Related To Concession Agreements And Program Contract [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(217,041)	(213,921)
Leases Related To Concession Agreements And Program Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	365,576	374,679
Vehicles [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	232,477	205,593
Properties [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	58,505	11,566
Office equipment [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	45	45
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(64,336)	(99,144)
Right Of Use Assets Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 226,691	R$ 118,060